Schedule of Investments (unaudited)	iShares® Semiconductor ETF
June 30, 2021	(Formerly iShares® PHLX Semiconductor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 19.6%
Applied Materials Inc.	1,893,010	$269,564,624
ASML Holding NV, NYS(a)(b)	366,877	253,453,307
Entegris Inc.	822,265	101,113,927
KLA Corp.	825,149	267,521,557
Lam Research Corp.	402,371	261,822,810
MKS Instruments Inc.	337,208	60,006,163
Teradyne Inc.	1,013,995	135,834,770
		1,349,317,158
Semiconductors — 80.2%
Advanced Micro Devices Inc.(b)(c)	3,265,252	306,705,120
Analog Devices Inc.	1,588,586	273,490,966
ASE Technology Holding Co. Ltd., ADR	4,623,539	37,219,489
Broadcom Inc.	1,107,199	527,956,771
Cree Inc.(b)(c)	700,853	68,634,534
Intel Corp.	9,155,509	513,990,275
Marvell Technology Inc.	4,996,389	291,439,370
Maxim Integrated Products Inc.	1,631,297	171,873,452
Microchip Technology Inc.	1,640,051	245,581,237
Micron Technology Inc.(c)	3,107,696	264,092,006
Monolithic Power Systems Inc.	264,112	98,632,626
NVIDIA Corp.	804,831	643,945,283
NXP Semiconductors NV	1,236,787	254,431,822
ON Semiconductor Corp.(c)	2,578,217	98,694,147
Qorvo Inc.(c)	685,207	134,060,750
QUALCOMM Inc.	2,672,370	381,961,844
Skyworks Solutions Inc.	1,006,974	193,087,265
STMicroelectronics NV., NVS	1,920,729	69,876,121
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,111,579	253,727,333
Texas Instruments Inc.	1,894,114	364,238,122
United Microelectronics Corp., ADR	5,238,326	49,502,181
Security	Shares	Value

Semiconductors (continued)
Universal Display Corp.	263,831	$58,657,546
Xilinx Inc.	1,502,088	217,262,008
		5,519,060,268
Total Common Stocks — 99.8%
(Cost: $6,189,436,972)		6,868,377,426

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	259,975,995	260,131,981
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	13,240,000	13,240,000
		273,371,981
Total Short -Term Investments — 4.0%
(Cost: $273,340,034)		273,371,981

Total Investments in Securities — 103.8%
(Cost: $6,462,777,006)		7,141,749,407

Other Assets, Less Liabilities — (3.8)%		(258,882,561)

Net Assets — 100.0%		$6,882,866,846

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,454,684	$226,665,851	(a)	$—	$8,065	$3,381	$260,131,981	259,975,995	$45,562	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,855,000	3,385,000	(a)	—	—	—	13,240,000	13,240,000	247		—
					$8,065	$3,381	$273,371,981		$45,809		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Semiconductor ETF
June 30, 2021	(Formerly iShares® PHLX Semiconductor ETF)

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	30	09/17/21	$3,462	$23,036
S&P Select Sector Technology E-Mini Index	68	09/17/21	10,109	404,407
				$427,443

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,868,377,426	$—	$—	$6,868,377,426
Money Market Funds	273,371,981	—	—	273,371,981
	$7,141,749,407	$—	$—	$7,141,749,407
Derivative financial instruments(a)
Assets
Futures Contracts	$427,443	$—	$—	$427,443

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
NYS	New York Registered Shares

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